INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2017, 2016 and 2015, the Company had the following participation in investments that are recorded using the equity method:

	2017	2016	2015
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	97,723	26,242	29,152	42,329
Non-current assets	1,020,067	317,450	305,852	396,765
Total assets	1,117,790	343,692	335,004	439,094
Current liabilities	106,628	25,642	29,443	51,543
Non-current liabilities (1)	1,000,484	315,415	302,819	382,250
Total liabilities	1,107,112	341,057	332,262	433,793
Total shareholders' equity (2)	10,678	2,635	2,742	5,301

	As of December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	122,675	33,763	38,351	50,561
Non-current assets	1,094,442	335,229	326,562	432,651
Total assets	1,217,117	368,992	364,913	483,212
Current liabilities	107,026	25,512	29,280	52,234
Non-current liabilities (1)	1,109,961	343,426	335,603	430,932
Total liabilities	1,216,987	368,938	364,883	483,166
Total shareholders' equity (2)	130	54	30	46

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2017, include $113.0 million (2016: $119.2 million), $80.0 million (2016: $85.9 million) and $121.0 million (2016: $125.0 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Deepwater, SFL Hercules and SFL Linus current liabilities at December 31, 2017, include a further $0.2 million, $0.1 million and $3.6 million (2016: $nil, $nil and $0.7 million) due to Ship Finance (see Note 23: Related party transactions).

(2)
In the year ended December 31, 2017, SFL Deepwater, SFL Hercules and SFL Linus paid dividends of $3.4 million (2016: $46.3 million; 2015: $nil), $3.8 million (2016: $25.1 million; 2015: $nil) and $7.3 million (2016: $42.1 million; 2015: $nil), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income (3)	23,766	5,981	6,462	11,323

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	80,269	22,088	23,292	34,889
Net operating revenues	80,269	22,088	23,292	34,889
Net income (3)	27,765	6,778	6,424	14,563

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	82,731	22,424	23,315	36,992
Net operating revenues	82,725	22,422	23,313	36,990
Net income (3)	31,001	7,561	7,306	16,134

(3)
The net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2017, includes interest payable to Ship Finance amounting to $5.4 million (2016: $6.5 million; 2015: $6.5 million), $4.3 million (2016: $6.5 million; 2015: $6.5 million), and $5.5 million (2016: $5.6 million; 2015: $5.6 million) respectively (see Note 23: Related party transactions).

SF